Summary Of Significant Accounting Policies - Schedules of Concentration of Risk (Details) - Revenue Benchmark [Member] - Customers [Member]	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Customer A Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	51.00%	0.00%
Customer B Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	21.00%	0.00%
Customer C Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	41.00%
Customer D Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	19.00%
Customer E Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	17.00%